Marketable Securities	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
Marketable Securities
The amortized cost and estimated fair value of the Company's Marketable Securities as of December 31, 2016 and 2015 were as follows:

	December 31, 2016				December 31, 2015
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Investments	$6,470	$—	$3,945	$2,525	$6,463	$10	$2,523	$3,950
Debt Securities Carried by EGL	38,392	77	15	38,454	37,404	94	8	37,490
Investment Funds	23,665	1,854	11	25,508	2,291	155	99	2,347
Total	$68,527	$1,931	$3,971	$66,487	$46,158	$259	$2,630	$43,787

Scheduled maturities of the Company's available-for-sale debt securities within the Securities Investments portfolio as of December 31, 2016 and 2015 were as follows:

	December 31, 2016		December 31, 2015
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due within one year	$—	$—	$204	$204
Due after one year through five years	1,748	1,728	1,537	1,545
Total	$1,748	$1,728	$1,741	$1,749

Since the Company has the ability and intent to hold available-for-sale securities until a recovery of fair value is equal to an amount approximating its amortized cost, which may be at maturity, and has not incurred credit losses on its securities, it does not consider such unrealized loss positions to be other-than-temporarily impaired at December 31, 2016.
Securities Investments
Securities Investments include equity and debt securities, which are classified as available-for-sale securities within Marketable Securities on the Consolidated Statements of Financial Condition. These securities are stated at fair value with unrealized gains and losses included in Accumulated Other Comprehensive Income (Loss) and realized gains and losses included in earnings. The Company had net realized gains (losses) of ($46), ($47) and $856 for the years ended December 31, 2016, 2015 and 2014, respectively.
Debt Securities Carried by EGL
EGL invests in a fixed income portfolio consisting primarily of municipal bonds. These securities are carried at fair value, with changes in fair value recorded in Other Revenue, Including Interest, on the Consolidated Statements of Operations, as required for broker-dealers in securities. The Company had net realized and unrealized gains (losses) of ($937), ($556) and ($550) for the years ended December 31, 2016, 2015 and 2014, respectively.
Investment Funds
The Company invests in a portfolio of exchange traded funds and mutual funds as an economic hedge against the Company's deferred compensation program. See Note 17 for further information. These securities are carried at fair value, with changes in fair value recorded in Other Revenue, Including Interest, on the Consolidated Statements of Operations. The Company had net realized and unrealized gains (losses) of $2,128, ($26) and $138 for the years ended December 31, 2016, 2015 and 2014, respectively.